September 23, 2005

Supplement

SUPPLEMENT DATED SEPTEMBER 23, 2005 TO THE PROSPECTUSES OF

Morgan Stanley Biotechnology Fund, dated July 30, 2004
Morgan Stanley European Equity Fund Inc., dated December 30, 2004
Morgan Stanley Financial Services Trust, dated July 30, 2004
Morgan Stanley Global Advantage Fund, dated July 30, 2004
Morgan Stanley Global Dividend Growth Securities, dated July 29, 2005
Morgan Stanley Global Utilities Fund, dated June 30, 2005
Morgan Stanley Health Sciences Trust, dated September 30, 2004
Morgan Stanley High Yield Securities Inc., dated October 29, 2004
Morgan Stanley Information Fund, dated July 29, 2005
Morgan Stanley International Fund, dated December 30, 2004
Morgan Stanley International SmallCap Fund, dated July 30, 2004
Morgan Stanley International Value Equity Fund, dated October 29, 2004
Morgan Stanley Japan Fund, dated July 30, 2004
Morgan Stanley Natural Resource Development Securities Inc., dated June 30, 2005
Morgan Stanley Pacific Growth Fund Inc., dated December 30, 2004
Morgan Stanley Real Estate Fund, dated March 30, 2005
Morgan Stanley Special Growth Fund, dated June 30, 2005
Morgan Stanley Special Value Fund, dated September 30, 2004
Morgan Stanley Utilities Fund, dated April 29, 2005
("Group I Funds")

Morgan Stanley Aggressive Equity Fund, dated September 30, 2004
Morgan Stanley Allocator Fund, dated May 27, 2005
Morgan Stanley American Opportunities Fund, dated April 29, 2005
Morgan Stanley Balanced Growth Fund, dated May 27, 2005
Morgan Stanley Balanced Income Fund, dated May 27, 2005
Morgan Stanley California Tax-Free Income Fund, dated April 29, 2005
Morgan Stanley Capital Opportunities Trust, dated March 30, 2005
Morgan Stanley Convertible Securities Trust, dated November 30, 2004
Morgan Stanley Developing Growth Securities Trust, dated November 30, 2004
Morgan Stanley Dividend Growth Securities Inc., dated June 30, 2005
Morgan Stanley Equally-Weighted S&P 500 Fund, dated August 30, 2004
Morgan Stanley Flexible Income Trust, dated December 30, 2004
Morgan Stanley Fundamental Value Fund, dated November 30, 2004
Morgan Stanley Growth Fund, dated July 29, 2005
Morgan Stanley Income Builder Fund, dated November 30, 2004
Morgan Stanley Income Trust, dated October 29, 2004
Morgan Stanley KLD Social Index Fund, dated March 30, 2005
Morgan Stanley Limited Duration Fund, dated August 29, 2005
Morgan Stanley Limited Duration U.S. Treasury Trust, dated July 30, 2004
Morgan Stanley Limited Term Municipal Trust, dated July 29, 2005
Morgan Stanley Mid-Cap Value Fund, dated October 29, 2004
Morgan Stanley Mortgage Securities Trust, dated December 30, 2004
Morgan Stanley Nasdaq-100 Index Fund, dated March 30, 2005
Morgan Stanley New York Tax-Free Income Fund, dated April 29, 2005
Morgan Stanley S&P 500 Index Fund, dated October 29, 2004

Morgan Stanley Small-Mid Special Value Fund, dated August 29, 2005
Morgan Stanley Strategist Fund, dated September 30, 2004
Morgan Stanley Tax-Exempt Securities Trust, dated April 29, 2005
Morgan Stanley Total Market Index Fund, dated October 29, 2004
Morgan Stanley Total Return Trust, dated September 30, 2004
Morgan Stanley U.S. Government Securities Trust, dated April 29, 2005
Morgan Stanley Value Fund, dated November 30, 2004
("Group II Funds")

(Collectively, the "Funds")

The last paragraph of the section of the Fund's Prospectus titled "How to Sell Shares" is hereby deleted and replaced with the following:

Redemption Fee.    Fund shares redeemed within 30 days (in the case of Group I Funds) or seven days (in the case of Group II Funds) of purchase will be subject to a 2% redemption fee, payable to the Fund. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The redemption fee is not imposed on redemptions made: (i) through systematic withdrawal/exchange plans, (ii) through pre-approved asset allocation programs, (iii) of shares received by reinvesting income dividends or capital gain distributions, (iv) through certain collective trust funds or other pooled vehicles, (v) on behalf of advisory accounts where client allocations are solely at the discretion of the Morgan Stanley Investment Management investment team and (vi) through check-writing (with respect to Morgan Stanley Limited Duration U.S. Treasury Trust only). The redemption fee is based on, and deducted from, the redemption proceeds. Each time you redeem or exchange shares, the shares held the longest will be redeemed or exchanged first.

The redemption fee may not be imposed on transactions that occur through certain omnibus accounts at financial intermediaries. Certain financial intermediaries may apply different methodologies than those described above in assessing redemption fees, may impose their own redemption fee that may differ from the Fund's redemption fee or may impose certain trading restrictions to deter market timing and frequent trading. If you invest in the Fund through a financial intermediary, please read that firm's materials carefully to learn about any other restrictions or fees that may apply.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

79587SPT-01